Subsequent Events (Details) - USD ($)					1 Months Ended
	Apr. 03, 2024	Feb. 29, 2024	Dec. 04, 2023	Aug. 15, 2022	Nov. 30, 2024	Sep. 30, 2024	Apr. 04, 2024	Jan. 10, 2023
Subsequent Events [Line Items]
Ordinary shares (in Shares)			69,000	41,830
Additional ordinary shares (in Shares)			2,054,283	41,830				27,293
Converted debt						$ 1,300,000,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount	$ 250,000	$ 1,750,000					$ 2,000,000
Original issue discount		122,500
Ordinary shares (in Shares)	295,000
Additional ordinary shares (in Shares)	100,000
Amount of increasing our shareholder					$ 1,300,000,000,000
Subsequent Event [Member] | Tranches [Member]
Subsequent Events [Line Items]
Principal amount		1,750,000
Original issue discount		122,500
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount		$ 3,500,000